License Agreements (Details) £ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2018 GBP (£)	Mar. 31, 2016 shares	Sep. 30, 2014 USD ($) shares	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 GBP (£)
Schedule Of License Agreements
Accrued license fees payable	£ 500			$ 615	$ 638
UCL Business plc
Schedule Of License Agreements
Shares issued (shares) | shares		313,971	1,497,643
Payment of upfront fees	£ 1,500		$ 300
Annual license fee payments						£ 30
UCL Business plc | Regulatory Approval
Schedule Of License Agreements
Conditional payment, regulatory approval						35,500
UCL Business plc | Product Sales
Schedule Of License Agreements
Conditional payment, regulatory approval						18,000
UCL Business plc | Product Sales | Minimum
Schedule Of License Agreements
Conditional payment, regulatory approval						1,000
UCL Business plc | Product Sales | Maximum
Schedule Of License Agreements
Conditional payment, regulatory approval						18,500
UCL Business plc | Net Sales Levels
Schedule Of License Agreements
Conditional payment, regulatory approval						£ 51,000